Accounts Receivable, Net: Schedule of changes in the allowance for doubtful accounts (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in the allowance for doubtful accounts:
Schedule of changes in the allowance for doubtful accounts

	2011	2010	2009
Balance at beginning of year	(52,785)	(66,764)	(110,613)
(Allowance) Recovery of allowance for doubtful accounts	(3,224)	11,933	38,019
Accounts receivable written off, net	2,306	–	(1,015)
Translation difference	2,737	2,046	6,845
Balance at end of year	(50,966)	(52,785)	(66,764)